Equity - Summary of Classes of Preferred and Common Shares Outstanding (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021	Oct. 31, 2020
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 59,804	$ 57,523	$ 56,148
Class B Series 27 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	20,000,000	20,000,000
Balance at End of Period	$ 500	$ 500
Convertible into	Class B - Series 28
Class B Series 29 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	16,000,000	16,000,000
Balance at End of Period	$ 400	$ 400
Convertible into	Class B - Series 30
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	12,000,000	12,000,000
Balance at End of Period	$ 300	$ 300
Convertible into	Class B - Series 32
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	8,000,000	8,000,000
Balance at End of Period	$ 200	$ 200
Convertible into	Class B - Series 34
Class B Series 38 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	24,000,000	24,000,000
Balance at End of Period	$ 600	$ 600
Convertible into	Class B - Series 39
Class B Series 40 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	20,000,000	20,000,000
Balance at End of Period	$ 500	$ 500
Convertible into	Class B - Series 41
Class B Series 42 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	16,000,000	16,000,000
Balance at End of Period	$ 400	$ 400
Convertible into	Class B - Series 43
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	16,000,000	16,000,000
Balance at End of Period	$ 400	$ 400
Convertible into	Class B - Series 45
Class B Series 46 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	14,000,000	14,000,000
Balance at End of Period	$ 350	$ 350
Convertible into	Class B - Series 47
Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 3,650	3,650
Other Equity Instrument [Member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 1,908	$ 1,908
Common shares [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	648,446,895	648,136,472
Balance at End of Period	$ 13,625	$ 13,599	13,501	$ 13,430
Preferred Shares and Other Equity Instruments [Member]
Disclosure of classes of share capital [line items]
Balance at End of Period	5,558	5,558	$ 5,848	$ 6,598
4.8% Additional Tier 1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 658	658
Convertible into	Common shares
4.3% Limited Recourse Capital Notes Series 1 [Member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 1,250	$ 1,250
Convertible into	Common shares